SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 2)	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013 Total Revenue	Jun. 30, 2014 Total Revenue	Sep. 30, 2013 Total Revenue	Jun. 30, 2014 Total Revenue Customer One	Jun. 30, 2013 Total Revenue Customer One	Sep. 30, 2012 Total Revenue Customer Two	Jun. 30, 2014 Accounts Receivable Customer One	Sep. 30, 2012 Accounts Receivable Customer Two	Sep. 30, 2012 Accounts Receivable Customer Three	Sep. 30, 2011 Accounts Receivable Customer Four
Concentration Risk [Line Items]
Percentage of total revenue from various customers				10.00%	14.00%	54.00%	10.00%	54.00%	43.00%	77.00%
Total revenue, benchmark description	No customers represented greater than 10% of the Company's total revenues	No customers represented 10% or greater of the Company's total revenues.	No customers represented greater than 10% of the Company's total revenues
Concentration risk, customer			Greater than 10